Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000129654
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%	5.32%		4.79%
Without Sales Load [Member] | C000129655
Average Annual Return [Line Items]
Average Annual Return, Percent	6.96%	5.06%		4.53%
Without Sales Load [Member] | C000169038
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%	5.49%	5.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.45%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%	4.42%		4.31%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%	4.42%		4.31%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%	4.42%	4.96%